Cover	Aug. 09, 2022
Cover [Abstract]
Entity Registrant Name	Bionexus Gene Lab Corp
Entity Central Index Key	0001737523
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 09, 2022
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	47-3709051
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 3	No. 8 Jalan Kerinchi
Entity Address City Or Town	Kuala Lumpur
Entity Address Country	MY
Entity Address Postal Zip Code	59200
City Area Code	60
Local Phone Number	12 2126512
Entity File Number	001-37513
Entity Address Address Line 1	Unit 2, Level 10, Tower B, Avenue 3
Entity Address Address Line 2	The Vertical Business Suite II Bangar South
Security 12b Title	Common Stock, no par value per share
Trading Symbol	BGLC